Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepayment and Other Current Assets [Abstract]
Prepayment and Other Current Assets

5. Prepayment and Other Current Assets

The following is a summary of prepayment and other current assets:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Prepaid rental and deposit	4,634	3,404	546
Prepayment to suppliers and other business related expenses	30,265	34,029	5,462
Receivable related to exercise of employee option	10,924	3,285	527
Others	511	1,839	296
Total	46,334	42,557	6,831

Prepayment to suppliers and other business related expenses mainly consist of business related staff advance, and the Group’s prepaid content licenses fee to third-party content suppliers for the rights to access and present on the Group’s website the contents produced by these suppliers during a certain period. These content licenses generally have a licensing period of one to three years, and are amortized over the license period on a straight-line basis. The portion of the prepaid content license cost that relates to a license period more than 12 months from the balance sheets dates is classified as other non-current assets.